SHARE-BASED COMPENSATION-Fair Value Assumptions (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	3.90%	1.50%	0.50%
Dividend Yield	0.60%	0.50%	0.70%
Weighted Average Volatility	28.00%	26.00%	26.00%
Expected life	5 years 6 months	5 years 6 months	5 years 6 months
Percent of market price	100.00%
Long-Term Performance Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility of Agilent shares (in hundreths)	31.00%	29.00%	30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	22.00%	23.00%	24.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	84.00%	81.00%	57.00%
Pair-wise correlation with selected peers (in hundredths)	42.00%	41.00%	45.00%
LTPP & RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-vest restriction discount for all executive awards	7.10%	6.50%	6.80%